Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Income before income taxes	$ 12,005,774	$ 10,851,642	$ 8,205,589
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Share of income of associates and joint ventures	(532,933)	(1,913,273)	(1,139,604)
Depreciation and amortization	19,834,202	18,536,274	16,979,833
Other amortization of assets	444,679	504,674	352,654
Impairment of long-lived assets	135,750	89,597	6,851
Loss on disposition of property and equipment	912,317	947,699	1,448,295
Loss on disposition of other intangible assets		280,013
Impairment loss on trade notes and accounts receivable, and other receivables	1,479,511	1,245,334	1,985,445
Post-employment benefits	171,156	158,905	(53,344)
Interest income	(120,134)	(885,516)	(458,528)
Share-based compensation expense	1,327,549	1,489,884	1,410,492
Expense on Senior Notes prepayment		158,496
Provisions for related party transactions	251,787	308,814	340,202
Other finance loss (income), net	859,642	(903,204)	43,370
(Gain) loss on disposition of investments	(3,553,463)	295,194	312
Interest expense	9,707,324	9,087,175	8,497,919
Unrealized foreign exchange (gain) loss, net	(318,087)	(2,396,317)	6,707,831
Total	42,605,074	37,855,391	44,327,317
Decrease (increase) in trade notes and accounts receivable	3,483,695	(1,064,810)	(4,649,477)
(Increase) decrease in transmission rights and programming	(2,968,579)	478,565	163,014
(Increase) decrease in due from related parties, net	(555,418)	135,730	(432,736)
Decrease (increase) in inventories	444,790	360,563	(262,016)
(Increase) decrease in other accounts and notes receivable and other current assets	(1,144,721)	47,406	(914,527)
Increase (decrease) in trade accounts payable and accrued expenses	2,087,404	(2,696,279)	5,255,698
(Decrease) increase in customer deposits and advances	(5,176,499)	(2,878,358)	688,097
Increase (decrease) in other liabilities and taxes payable	1,579,450	(385,451)	(204,722)
Increase (decrease) in post-employment benefits	82,070	(333,026)	(44,819)
Income taxes paid	(6,722,770)	(6,419,995)	(7,268,938)
Total	(8,890,578)	(12,755,655)	(7,670,426)
Net cash provided by operating activities	33,714,496	25,099,736	36,656,891
Investing activities:
Temporary investments	40,186	271,839	254,437
Investments in financial instruments	(72,723)	(262,401)	(302,631)
Disposition of investments in financial instruments	287,605	310,629	74,086
Investment in associates and other investments	209,775	(147,110)	(231,004)
Disposition of investment	95,161	(14,357)
Dividends received		136,000	47,200
Investments in property, plant and equipment	(18,499,662)	(16,759,566)	(27,941,585)
Disposition of property, plant and equipment	1,024,702	911,471	1,571,211
Payment for renewal of television broadcasting concessions	(5,754,038)
Other investments in intangible assets	(2,020,243)	(1,777,590)	(2,472,124)
Net cash used in investing activities	(23,898,235)	(17,331,085)	(29,000,410)
Financing activities:
Long-term loans from Mexican banks		5,973,000	5,728,498
Repayment of Mexican peso debt	(307,489)	(851,659)	(73,850)
Prepayment of Mexican peso debt		(625,000)	(3,548,750)
Payments of finance lease obligations	(540,448)	(569,711)	(329,064)
Interest paid	(10,129,304)	(8,860,881)	(7,633,026)
Funding for acquisition of shares of the Long-term Retention Plan	(1,100,000)	(2,500,000)
Repurchases of CPOs under a share repurchase program	(1,541,180)	(383,808)
Repurchase of capital stock	(1,954,312)	(2,301,918)	(1,720,807)
Sale of capital stock	1,954,312	2,301,918	1,720,807
Dividends paid	(1,068,868)	(1,084,192)	(1,084,192)
Dividends paid and reduction of capital of non-controlling interests	(1,270,652)	(488,961)	(547,618)
Acquisition of a non-controlling interest	(54,256)		(2,379,424)
Derivative financial instruments	691,303	(486,650)	(123,486)
Net cash used in financing activities	(16,504,914)	(16,469,338)	(9,990,912)
Effect of exchange rate changes on cash and cash equivalents	21,995	(110,447)	483,388
Net decrease in cash and cash equivalents	(6,666,658)	(8,811,134)	(1,851,043)
Cash and cash equivalents at beginning of year	38,734,949	47,546,083	49,397,126
Cash and cash equivalents at end of year	32,068,291	38,734,949	47,546,083
Non-cash transactions
Issuance of other notes payable in the aggregate discounted amount			4,750,000
Undiscounted amount			$ 5,106,250
Notes due 2027
Financing activities:
Issuance of Notes		4,476,958
Senior Notes due 2018
Financing activities:
Prepayment of Notes		(9,775,996)
Other notes payable
Financing activities:
Repayment and prepayment of other notes payable	(1,184,020)	$ (1,292,438)
Imagina
Investing activities:
Disposition of investment in Imagina	6,256,874
Axtel
Investing activities:
Acquisition of net assets of Axtel, net of acquired cash and cash equivalents	$ (5,465,872)